Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—98.30%	Value ($)
	Consumer Discretionary—33.18%
2,717,361	Madison Square Garden Entertainment Corporation(a)	146,438,584
1,099,862	Sphere Entertainment Company(a)	104,574,878
901,352	Adtalem Global Education, Inc.(a)	93,262,892
4,519,713	Mattel, Inc.(a)	89,671,106
3,876,984	Norwegian Cruise Line Holdings, Ltd.(a)	86,534,283
970,545	Boyd Gaming Corporation	82,729,256
2,652,953	Gentex Corporation	61,734,216
3,811,330	Manchester United plc, Class A(a)	60,676,374
2,806,856	OneSpaWorld Holdings, Ltd.	58,214,193
196,896	Madison Square Garden Sports Corporation(a)	50,927,150
1,374,773	Paramount Skydance Corporation	18,421,958
2,243,775	Leslie’s, Inc.(a)(b)	3,702,229
		856,887,119
	Consumer Staples—2.78%
733,459	J.M. Smucker Company	71,739,625
	Energy—3.85%
6,210,251	Core Laboratories, Inc.(b)	99,550,324
	Financials—20.53%
407,341	Affiliated Managers Group, Inc.	117,428,264
1,619,024	Carlyle Group, Inc.	95,700,509
1,791,580	Lazard, Inc., Class A	86,999,125
496,716	Northern Trust Corporation	67,846,438
504,588	BOK Financial Corporation	59,773,495
727,024	First American Financial Corporation	44,668,354
723,364	Janus Henderson Group plc	34,410,425
2,070,647	GCM Grosvenor, Inc., Class A	23,439,724
		530,266,334
	Health Care—16.98%
5,084,223	Envista Holdings Corporation(a)	110,378,481
491,741	Charles River Laboratories International, Inc.(a)	98,092,495
307,291	Bio-Rad Laboratories, Inc.(a)	93,106,100
1,242,661	Prestige Consumer Healthcare, Inc.(a)	76,659,757
5,273,313	Dentsply Sirona, Inc.	60,273,968
		438,510,801
	Industrials—17.49%
785,128	Mohawk Industries, Inc.(a)	85,814,490
558,203	The Middleby Corporation(a)	82,988,040
2,143,734	Axalta Coating Systems, Ltd.(a)	69,264,046
7,354,458	ADT, Inc.	59,350,476
1,553,398	Resideo Technologies, Inc.(a)	54,555,338
376,468	Generac Holdings, Inc.(a)	51,338,941
198,710	Zebra Technologies Corporation, Class A(a)	48,250,762
		451,562,093
	Real Estate—3.49%
267,600	Jones Lang LaSalle, Inc.(a)	90,039,372
	Total Common Stocks (Cost $1,836,219,939)	2,538,555,668

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—1.65%	Value ($)
42,550,882	Northern Institutional Treasury Portfolio, 3.63%(c)	42,550,882
	Total Short-Term Investments (Cost $42,550,882)	42,550,882

	Total Investments—99.95% (Cost $1,878,770,821)	2,581,106,550
	Other Assets less Liabilities—0.05%	1,297,529
	Net Assets—100.00%	2,582,404,079
Ariel Appreciation Fund

Number of Shares	Common Stocks—99.31%	Value ($)
	Consumer Discretionary—29.55%
648,775	Madison Square Garden Entertainment Corporation(a)	34,962,485
1,498,598	Mattel, Inc.(a)	29,732,184
1,321,822	Norwegian Cruise Line Holdings, Ltd.(a)	29,503,067
339,963	Omnicom Group, Inc.	27,452,012
97,166	Madison Square Garden Sports Corporation(a)	25,131,986
1,135,163	Knowles Corporation(a)	24,326,543
236,705	Sphere Entertainment Company(a)	22,505,911
1,080,447	OneSpaWorld Holdings, Ltd.	22,408,471
848,245	Gentex Corporation	19,738,661
938,949	Manchester United plc, Class A(a)	14,948,068
323,429	CarMax, Inc.(a)	12,497,297
		263,206,685
	Consumer Staples—3.32%
152,747	J.M. Smucker Company	14,940,184
314,144	Molson Coors Brewing Company	14,664,242
		29,604,426
	Energy—5.34%
1,513,465	Core Laboratories, Inc.	24,260,844
606,602	SLB, Ltd.	23,281,385
		47,542,229
	Financials—19.56%
418,198	First American Financial Corporation	25,694,085
500,130	Lazard, Inc., Class A	24,286,313
394,133	Carlyle Group, Inc.	23,297,202
156,598	Northern Trust Corporation	21,389,721
177,693	BOK Financial Corporation	21,049,513
193,841	The Charles Schwab Corporation	19,366,654
148,809	KKR & Company, Inc.	18,970,171
115,387	Aflac, Inc.	12,723,724
25,777	FactSet Research Systems, Inc.	7,480,228
		174,257,611
	Health Care—15.41%
192,824	Charles River Laboratories International, Inc.(a)	38,464,532
83,756	Bio-Rad Laboratories, Inc.(a)	25,377,230
100,026	Labcorp Holdings, Inc.	25,094,523
1,150,573	Envista Holdings Corporation(a)	24,978,940
379,209	Prestige Consumer Healthcare, Inc.(a)	23,393,403
		137,308,628
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—99.31% (continued)	Value ($)
	Industrials—21.79%
186,941	The Middleby Corporation(a)	27,792,518
191,725	Generac Holdings, Inc.(a)	26,145,538
123,545	Keysight Technologies, Inc.(a)	25,103,108
711,354	Axalta Coating Systems, Ltd.(a)	22,983,848
245,677	Stanley Black & Decker, Inc.	18,248,888
459,422	Resideo Technologies, Inc.(a)	16,134,901
155,669	nVent Electric plc	15,873,568
1,881,141	ADT, Inc.	15,180,808
51,029	Littelfuse, Inc.	12,906,255
140,425	Fiserv, Inc.(a)	9,432,347
152,755	Kennametal, Inc.	4,339,770
		194,141,549
	Real Estate—4.34%
66,783	Jones Lang LaSalle, Inc.(a)	22,470,476
100,951	CBRE Group, Inc., Class A(a)	16,231,911
		38,702,387
	Total Common Stocks (Cost $597,608,524)	884,763,515

Number of Shares	Short-Term Investments—0.74%	Value ($)
6,599,706	Northern Institutional Treasury Portfolio, 3.63%(c)	6,599,706
	Total Short-Term Investments (Cost $6,599,706)	6,599,706

	Total Investments—100.05% (Cost $604,208,230)	891,363,221
	Other Assets less Liabilities—(0.05)%	(487,343)
	Net Assets—100.00%	890,875,878
Ariel Focus Fund

Number of Shares	Common Stocks—98.66%	Value ($)
	Basic Materials—7.94%
98,508	Barrick Mining Corporation	4,290,023
70,266	Mosaic Company	1,692,708
		5,982,731
	Consumer Discretionary—14.38%
64,415	PHINIA, Inc.	4,038,176
36,441	Boyd Gaming Corporation	3,106,231
31,842	BorgWarner, Inc.	1,434,801
21,317	Madison Square Garden Entertainment Corporation(a)	1,148,773
4,300	Madison Square Garden Sports Corporation(a)	1,112,195
		10,840,176
	Consumer Staples—3.73%
28,750	J.M. Smucker Company	2,812,038
	Energy—12.78%
140,070	APA Corporation	3,426,112
87,294	SLB, Ltd.	3,350,344
18,745	Chevron Corporation	2,856,925
		9,633,381
	Financials—23.06%
14,218	Affiliated Managers Group, Inc.	4,098,765
34,542	BOK Financial Corporation	4,091,846
71,467	Bank of America Corporation	3,930,685
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—98.66% (continued)	Value ($)
	Financials—23.06% (continued)
35,162	First American Financial Corporation	2,160,353
7,177	Arthur J. Gallagher & Company	1,857,336
1,406	Goldman Sachs Group, Inc.	1,235,874
		17,374,859
	Health Care—13.95%
67,373	Prestige Consumer Healthcare, Inc.(a)	4,156,240
19,674	Johnson & Johnson	4,071,534
9,120	Labcorp Holdings, Inc.	2,288,026
		10,515,800
	Industrials—20.84%
10,682	Snap-on, Inc.	3,681,017
28,524	Mohawk Industries, Inc.(a)	3,117,673
6,399	Lockheed Martin Corporation	3,095,004
74,529	Resideo Technologies, Inc.(a)	2,617,459
28,755	Fiserv, Inc.(a)	1,931,473
95,610	ADT, Inc.	771,573
3,588	Generac Holdings, Inc.(a)	489,296
		15,703,495
	Technology—1.98%
7,643	Oracle Corporation	1,489,697
	Total Common Stocks (Cost $52,264,495)	74,352,177

Number of Shares	Short-Term Investments—1.34%	Value ($)
1,013,842	Northern Institutional Treasury Portfolio, 3.63%(c)	1,013,842
	Total Short-Term Investments (Cost $1,013,842)	1,013,842

	Total Investments—100.00% (Cost $53,278,337)	75,366,019
	Other Assets less Liabilities—(0.00)%	(985)
	Net Assets—100.00%	75,365,034
Ariel International Fund

Number of Shares	Common Stocks—97.34%	Value ($)
	Austria—3.92%
68,149	BAWAG Group AG(a)	10,264,187
	Belgium—6.28%
102,964	Syensqo SA	8,295,987
43,590	KBC Group NV	5,699,001
294,110	Proximus SADP	2,445,389
		16,440,377
	Brazil—0.89%
945,395	Lojas Renner SA(a)	2,315,389
	Canada—2.64%
1,120,980	Algonquin Power & Utilities Corporation	6,894,027
	China—3.31%
932,000	Minth Group, Ltd.	3,798,558
297,000	Kuaishou Technology	2,440,432
1,263,000	China Mengniu Dairy Company, Ltd.	2,419,640
		8,658,630
	Finland—1.31%
161,985	Fortum Oyj	3,439,900
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.34% (continued)	Value ($)
	France—7.26%
84,843	Publicis Groupe SA	8,836,079
417,034	Orange SA	6,959,397
95,791	Michelin (CGDE)	3,186,959
		18,982,435
	Germany—5.34%
133,450	Fresenius Medical Care AG	6,374,316
47,774	Wacker Chemie AG	3,858,622
13,305	Siemens AG	3,726,419
		13,959,357
	Hungary—0.71%
108,031	Wizz Air Holdings plc(a)	1,858,116
	Indonesia—0.81%
8,160,000	Bank Negara Indonesia Persero Tbk PT	2,131,892
	Ireland—2.56%
348,219	Bank of Ireland Group plc	6,701,092
	Israel—2.34%
32,975	Check Point Software Technologies, Ltd.(a)	6,118,841
	Italy—8.65%
318,026	Lottomatica Group SpA	8,334,575
564,531	Banca Monte dei Paschi di Siena SpA	6,010,674
404,872	Italgas SpA	4,515,780
545,127	Intesa Sanpaolo SpA	3,766,886
		22,627,915
	Japan—25.64%
99,800	Daikin Industries, Ltd.	12,763,604
524,100	Murata Manufacturing Company, Ltd.	10,832,076
313,600	Bandai Namco Holdings, Inc.	8,346,805
350,200	Bridgestone Corporation	7,879,249
801,600	SUMCO Corporation	7,333,406
448,000	TDK Corporation	6,338,193
683,900	CyberAgent, Inc.	5,827,534
43,500	Horiba, Ltd.	4,440,201
17,400	Lasertec Corporation	3,315,442
		67,076,510
	Netherlands—1.31%
83,548	Koninklijke Ahold Delhaize NV	3,423,733
	South Korea—0.93%
28,321	KB Financial Group, Inc.	2,438,005
	Spain—5.51%
687,117	Banco Santander SA	8,131,525
266,510	Banco Bilbao Vizcaya Argentaria SA	6,279,712
		14,411,237
	Switzerland—2.16%
13,671	Roche Holding AG	5,645,717
	Taiwan—2.47%
178,000	Airtac International Group	5,268,535
24,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,183,940
		6,452,475
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.34% (continued)	Value ($)
	United Kingdom—13.30%
762,120	Informa plc	9,081,330
1,503,712	Tesco plc	8,954,972
1,244,457	Barclays plc	7,983,899
2,518,853	British Telecom Group plc	6,249,028
102,439	GSK plc	2,519,318
		34,788,547
	Total Common Stocks (Cost $211,086,942)	254,628,382

Number of Shares	Investment Companies—0.59%	Value ($)
24,473	Vanguard FTSE Developed Markets ETF	1,528,829
	Total Investment Companies (Cost $1,521,043)	1,528,829

Number of Shares	Short-Term Investments—0.44%	Value ($)
1,162,692	Northern Institutional Treasury Portfolio, 3.63%(c)	1,162,692
	Total Short-Term Investments (Cost $1,162,692)	1,162,692

	Total Investments—98.37% (Cost $213,770,677)	257,319,903
	Foreign Currency, Other Assets less Liabilities—1.63%	4,266,008
	Net Assets—100.00%	261,585,911
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
01/15/2026	UBS	Australian Dollar	7,948,774	Japanese Yen	774,205,852	$355,662
01/15/2026	UBS	Australian Dollar	3,784,343	Euro	2,107,992	46,568
01/15/2026	UBS	Euro	1,876,801	United States Dollar	2,198,211	9,027
Subtotal UBS						411,257
01/15/2026	Northern Trust	Australian Dollar	8,012,583	United States Dollar	5,345,795	1,867
01/15/2026	Northern Trust	Australian Dollar	401,037	United States Dollar	267,289	367
01/15/2026	Northern Trust	Euro	6,767,855	Japanese Yen	1,183,282,339	394,833
01/15/2026	Northern Trust	Swedish Krona	51,141,886	Euro	4,712,281	17,597
Subtotal Northern Trust						414,664
01/15/2026	JPMorgan	Australian Dollar	1,291,814	United States Dollar	842,879	19,288
01/15/2026	JPMorgan	British Pound	1,581,475	Euro	1,811,535	1,226
01/15/2026	JPMorgan	United States Dollar	2,185,500	Japanese Yen	340,307,308	9,953
01/15/2026	JPMorgan	United States Dollar	654,637	Japanese Yen	101,516,909	5,651
01/15/2026	JPMorgan	United States Dollar	771,346	Australian Dollar	1,152,320	2,278
Subtotal JPMorgan						38,396
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$864,317

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
01/15/2026	UBS	Euro	688,886	Swiss Franc	641,613	$(1,199)
01/15/2026	UBS	Swiss Franc	632,452	Euro	688,886	(10,387)
01/15/2026	UBS	United States Dollar	2,198,211	Euro	1,892,648	(27,664)
Subtotal UBS						(39,250)
01/15/2026	Northern Trust	Euro	431,347	Swiss Franc	401,265	(141)
01/15/2026	Northern Trust	Euro	3,956,861	Swiss Franc	3,684,847	(6,269)
01/15/2026	Northern Trust	Japanese Yen	941,855,712	Euro	5,164,606	(52,724)
01/15/2026	Northern Trust	Japanese Yen	414,483,688	Chinese Offshore Yuan	19,671,746	(172,953)
01/15/2026	Northern Trust	Swiss Franc	9,987,399	Euro	10,878,109	(163,466)
Subtotal Northern Trust						(395,553)
01/15/2026	JPMorgan	Euro	3,284,677	Swiss Franc	3,059,289	(5,732)
01/15/2026	JPMorgan	Japanese Yen	822,963,640	United States Dollar	5,510,051	(248,934)
01/15/2026	JPMorgan	Swiss Franc	3,015,928	Euro	3,284,677	(49,102)
01/15/2026	JPMorgan	United States Dollar	257,474	Japanese Yen	40,363,534	(566)
01/15/2026	JPMorgan	United States Dollar	1,390,707	Japanese Yen	218,621,921	(6,919)
Subtotal JPMorgan						(311,253)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(746,056)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$118,261
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—98.74%	Value ($)
	Austria—1.72%
6,273	BAWAG Group AG(a)	944,801
	Belgium—1.49%
10,145	Syensqo SA	817,400
	Brazil—0.92%
206,507	Lojas Renner SA(a)	505,761
	Canada—2.10%
187,716	Algonquin Power & Utilities Corporation	1,154,453
	China—3.98%
439,000	China Mengniu Dairy Company, Ltd.	841,031
200,000	Minth Group, Ltd.	815,141
63,900	Kuaishou Technology	525,063
		2,181,235
	Finland—1.14%
29,373	Fortum Oyj	623,763
	France—4.59%
15,666	Publicis Groupe SA	1,631,555
53,018	Orange SA	884,756
		2,516,311
	Germany—3.00%
19,773	Fresenius Medical Care AG	944,469
8,659	Wacker Chemie AG	699,372
		1,643,841
	Hungary—0.77%
24,639	Wizz Air Holdings plc(a)	423,787
	Indonesia—0.97%
2,039,200	Bank Negara Indonesia Persero Tbk PT	532,764
	Ireland—1.57%
44,617	Bank of Ireland Group plc	858,605
	Israel—1.92%
5,687	Check Point Software Technologies, Ltd.(a)	1,055,280
	Italy—3.79%
106,538	Banca Monte dei Paschi di Siena SpA	1,134,331
36,079	Lottomatica Group SpA	945,530
		2,079,861
	Japan—16.45%
19,600	Daikin Industries, Ltd.	2,506,680
74,800	Murata Manufacturing Company, Ltd.	1,545,963
41,900	Bandai Namco Holdings, Inc.	1,115,214
114,900	SUMCO Corporation	1,051,158
53,500	TDK Corporation	756,905
68,600	CyberAgent, Inc.	584,543
24,600	Bridgestone Corporation	553,482
2,500	Lasertec Corporation	476,357
4,300	Horiba, Ltd.	438,916
		9,029,218
	South Korea—2.06%
7,043	KB Financial Group, Inc.	606,295
1,162	SK Hynix, Inc.	526,244
		1,132,539
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—98.74% (continued)	Value ($)
	Spain—2.95%
40,841	Banco Bilbao Vizcaya Argentaria SA	962,327
55,484	Banco Santander SA	656,612
		1,618,939
	Taiwan—2.59%
28,000	Airtac International Group	828,758
12,000	Taiwan Semiconductor Manufacturing Company, Ltd.	591,970
		1,420,728
	United Arab Emirates—1.10%
158,400	Emaar Properties PJSC	605,955
	United Kingdom—7.64%
104,714	Informa plc	1,247,759
155,600	Barclays plc	998,263
394,767	British Telecom Group plc	979,378
162,128	Tesco plc	965,512
		4,190,912
	United States—37.99%
5,134	Microsoft Corporation	2,482,905
7,419	First Solar, Inc.(a)	1,938,065
16,888	Walt Disney Company	1,921,348
23,156	CVS Health Corporation	1,837,660
45,836	Intel Corporation(a)	1,691,349
22,016	Bristol-Myers Squibb Company	1,187,543
4,860	Capital One Financial Corporation	1,177,870
17,503	Webster Financial Corporation	1,101,639
5,330	M&T Bank Corporation	1,073,888
27,186	CenterPoint Energy, Inc.	1,042,311
9,686	NetApp, Inc.	1,037,274
36,140	AT&T, Inc.	897,718
36,719	Hewlett Packard Enterprise Company	881,990
5,673	Gilead Sciences, Inc.	696,304
2,503	Humana, Inc.	641,093
2,193	FedEx Corporation	633,470
10,985	Bank of America Corporation	604,175
		20,846,602
	Total Common Stocks (Cost $44,740,450)	54,182,755

Number of Shares	Short-Term Investments—0.20%	Value ($)
110,911	Northern Institutional Treasury Portfolio, 3.63%(c)	110,911
	Total Short-Term Investments (Cost $110,911)	110,911

	Total Investments—98.94% (Cost $44,851,361)	54,293,666
	Foreign Currency, Other Assets less Liabilities—1.06%	580,534
	Net Assets—100.00%	54,874,200
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of December 31, 2025 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
01/15/2026	Northern Trust	Australian Dollar	819,188	Japanese Yen	84,679,528	$5,386
01/15/2026	Northern Trust	Swedish Krona	3,526,970	Japanese Yen	59,275,669	4,467
01/15/2026	Northern Trust	Swiss Franc	463,325	Japanese Yen	88,235,510	21,832
Subtotal Northern Trust						31,685
01/15/2026	JPMorgan	British Pound	60,198	Canadian Dollar	111,250	32
01/15/2026	JPMorgan	Canadian Dollar	657,967	British Pound	351,000	6,591
01/15/2026	JPMorgan	Euro	1,899,468	Japanese Yen	332,133,727	110,601
01/15/2026	JPMorgan	Euro	183,764	United States Dollar	215,650	468
01/15/2026	JPMorgan	United States Dollar	1,093,720	Japanese Yen	163,354,587	49,412
01/15/2026	JPMorgan	United States Dollar	273,106	Japanese Yen	42,339,764	2,432
Subtotal JPMorgan						169,536
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$201,221

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
01/15/2026	Northern Trust	Japanese Yen	88,235,510	Swiss Franc	450,577	$(5,711)
Subtotal Northern Trust						(5,711)
01/15/2026	JPMorgan	Euro	152,756	British Pound	133,331	(69)
01/15/2026	JPMorgan	United States Dollar	272,154	British Pound	203,210	(1,758)
01/15/2026	JPMorgan	United States Dollar	459,778	British Pound	342,747	(2,219)
01/15/2026	JPMorgan	United States Dollar	708,304	British Pound	528,347	(3,867)
01/15/2026	JPMorgan	United States Dollar	8,351,427	Euro	7,133,155	(37,617)
Subtotal JPMorgan						(45,530)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(51,241)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$149,980

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of December 31, 2025.
See Notes to Schedules of Investments.

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Notes to the
Schedules of Investments
As of December 31, 2025 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2025.
Securities Valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available are valued using a fair value determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such valuation adjustments are provided by approved pricing vendors or other independent pricing sources.
Fair Value Measurements—Accounting Standards Codification Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of December 31, 2025 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,581,106,550	$891,363,221	$75,366,019
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,581,106,550	$891,363,221	$75,366,019
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2025 (Unaudited)
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$36,011,655	$5,827,534	$—	$41,839,189
Consumer Discretionary	6,985,517	26,876,018	—	33,861,535
Consumer Staples	14,798,345	—	—	14,798,345
Financials	34,795,229	24,611,644	—	59,406,873
Health Care	2,519,318	12,020,033	—	14,539,351
Industrials	7,126,651	16,490,023	—	23,616,674
Information Technology	7,302,781	32,259,318	—	39,562,099
Materials & Processing	8,295,987	3,858,622	—	12,154,609
Utilities	6,894,027	7,955,680	—	14,849,707
Total Common Stocks	$124,729,510	$129,898,872	$—	$254,628,382
Investment Companies	1,528,829	—	—	1,528,829
Short-Term Investments	1,162,692	—	—	1,162,692
Total Investments	$127,421,031	$129,898,872	$—	$257,319,903
Other Financial Instruments
Forward Currency Contracts^	$—	$118,261	$—	$118,261

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$8,087,577	$584,543	$—	$8,672,120
Consumer Discretionary	815,141	3,119,987	—	3,935,128
Consumer Staples	1,806,543	—	—	1,806,543
Financials	7,433,379	3,218,191	—	10,651,570
Health Care	4,362,600	944,469	—	5,307,069
Industrials	1,886,015	2,506,680	—	4,392,695
Information Technology	9,678,833	4,795,543	—	14,474,376
Materials & Processing	817,400	699,372	—	1,516,772
Real Estate	605,955	—	—	605,955
Utilities	2,196,764	623,763	—	2,820,527
Total Common Stocks	$37,690,207	$16,492,548	$—	$54,182,755
Short-Term Investments	110,911	—	—	110,911
Total Investments	$37,801,118	$16,492,548	$—	$54,293,666
Other Financial Instruments
Forward Currency Contracts^	$—	$149,980	$—	$149,980

*	As of December 31, 2025, the Level 2 investments held were securities subject to fair valuation due to market holidays and forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign Currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward Currency Contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error relative to their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.

SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of December 31, 2025 (Unaudited)
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the period ended December 31, 2025 in securities of a company deemed to be an affiliated company of the Funds:
Security name	Shares Held December 31, 2025	Market Value September 30, 2025	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value December 31, 2025	Dividend Income
Ariel Fund
Common Stocks - 3.99%
Consumer Discretionary - 0.14%
Leslie's, Inc.(a)	2,243,775	$12,324,480	$4,775	—	—	$(8,627,026)	$3,702,229	—
Energy - 3.85%
Core Laboratories, Inc.	6,210,251	80,573,320	—	4,817,317	(3,534,397)	27,328,718	99,550,324	65,189
Total Common Stocks		$92,897,800	$4,775	$4,817,317	$(3,534,397)	$18,701,692	$103,252,553	$65,189

(a)	Non-income producing.
SLOW AND STEADY WINS THE RACE